Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury shares	Accumulated other comprehensive income	Unearned employee stock ownership plan (ESOP)
Balance at Jun. 30, 2015	$ 67,313	$ 86	$ 34,638	$ 34,711	$ (937)	$ 38	$ (1,223)
Net income	1,501			1,501
Allocation of ESOP shares	188		1				187
Unrealized losses on securities designated as available for sale, net of related tax effects	(7)					(7)
Cash dividends of $0.40per common share	(1,480)			(1,480)
Balance at Jun. 30, 2016	67,515	86	34,639	34,732	(937)	31	(1,036)
Net income	935			935
Allocation of ESOP shares	213		445		(418)		186
Unrealized losses on securities designated as available for sale, net of related tax effects	12					(30)
Cash dividends of $0.40per common share	(1,487)			(1,487)
Balance at Jun. 30, 2017	$ 67,146	$ 86	$ 35,084	$ 34,180	$ (1,355)	$ 1	$ (850)